SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) - $ / shares	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Warrants outstanding	6,834,398	1,098,786
Weighted Average remaining contractual life (years)	2 years 3 months
Warrants expiring October 16, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	643,299
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	0 years
Warrants expiring August 3, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	295,651
Exercise price	$ 2.40
Weighted Average remaining contractual life (years)	14 days
Warrants expiring February 24, 2025 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	221,448
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	18 days
Warrants expiring March 22, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	350,000
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	7 days
Warrants expiring June 28, 2026 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	5,324,000
Exercise price	$ 1.4375
Weighted Average remaining contractual life (years)	2 years 1 month 20 days